CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Tables)	6 Months Ended
Jun. 30, 2017
Condensed Financial Information of Subsidiary Disclosure [Abstract]
Condensed Consolidating Balance Sheet

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$530,085	$56,717	$41,366	$(1,463)	$626,705
Accounts receivable	599,147	7,999	8,735	—	615,881
Accounts receivable - affiliate	2,432	4,504	695	—	7,631
Inventories	1,680,058	—	183,502	—	1,863,560
Prepaid expense and other current assets	27,443	12,933	160	—	40,536
Due from related parties	24,141,120	21,883,569	4,692,799	(50,717,488)	—
Total current assets	26,980,285	21,965,722	4,927,257	(50,718,951)	3,154,313

Property, plant and equipment, net	33,772	2,452,877	242,050	—	2,728,699
Investment in subsidiaries	705,034	440,377	—	(1,145,411)	—
Investment in equity method investee	—	—	179,882	—	179,882
Deferred charges and other assets, net	12,317	491,673	13	—	504,003
Total assets	$27,731,408	$25,350,649	$5,349,202	$(51,864,362)	$6,566,897

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$360,260	$157,277	$14,291	$(1,463)	$530,365
Accounts payable - affiliate	37,077	786	—	—	37,863
Accrued expenses	1,094,581	201,935	166,213	—	1,462,729
Deferred revenue	10,901	1,438	1	—	12,340
Due to related parties	22,027,065	24,031,520	4,658,903	(50,717,488)	—
Total current liabilities	23,529,884	24,392,956	4,839,408	(50,718,951)	2,043,297

Delaware Economic Development Authority loan	—	—	—	—	—
Long-term debt	1,496,085	45,908	34,566	—	1,576,559
Affiliate notes payable	86,298	—	—	—	86,298
Deferred tax liabilities	—	—	45,699	—	45,699
Other long-term liabilities	30,208	192,204	3,699	—	226,111
Due to related party - long term	—	—	—	—	—
Total liabilities	25,142,475	24,631,068	4,923,372	(50,718,951)	3,977,964

Commitments and contingencies

Equity:
Member's equity	2,155,863	1,714,997	374,067	(2,089,064)	2,155,863
Retained earnings	446,519	(999,693)	51,763	947,930	446,519
Accumulated other comprehensive loss	(25,962)	(8,236)	—	8,236	(25,962)
Total PBF Holding Company LLC equity	2,576,420	707,068	425,830	(1,132,898)	2,576,420
Noncontrolling interest	12,513	12,513	—	(12,513)	$12,513
Total equity	2,588,933	719,581	425,830	(1,145,411)	2,588,933
Total liabilities and equity	$27,731,408	$25,350,649	$5,349,202	$(51,864,362)	$6,566,897
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING BALANCE SHEET

	December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$882,820	$6,236	$28,968	$(3,275)	$914,749
Accounts receivable	430,809	11,057	12,893	—	454,759
Accounts receivable - affiliate	917	2,521	—	—	3,438
Inventories	608,646	363,151	202,475	—	1,174,272
Prepaid expense and other current assets	24,243	9,074	384	—	33,701
Due from related parties	20,236,649	20,547,503	3,262,382	(44,046,534)	—
Total current assets	22,184,084	20,939,542	3,507,102	(44,049,809)	2,580,919

Property, plant and equipment, net	25,240	1,960,066	225,784	—	2,211,090
Investment in subsidiaries	1,740,111	143,349	—	(1,883,460)	—
Deferred charges and other assets, net	23,973	265,240	1,500	—	290,713
Due from related party - long term	—	—	20,577	(20,577)	—
Total assets	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$196,988	$113,564	$7,566	$(3,275)	$314,843
Accounts payable - affiliate	23,949	—	—	—	23,949
Accrued expenses	503,179	495,842	118,414	—	1,117,435
Deferred revenue	4,043	—	—	—	4,043
Due to related parties	19,787,807	21,026,310	3,232,417	(44,046,534)	—
Total current liabilities	20,515,966	21,635,716	3,358,397	(44,049,809)	1,460,270

Delaware Economic Development Authority loan	—	4,000	—	—	4,000
Long-term debt	1,137,980	31,717	67,023	—	1,236,720
Affiliate notes payable	470,047	—	—	—	470,047
Deferred tax liabilities	—	—	20,577	—	20,577
Other long-term liabilities	28,131	41,693	—	—	69,824
Due to related party - long term	—	20,577	—	(20,577)	—
Total liabilities	22,152,124	21,733,703	3,445,997	(44,070,386)	3,261,438

Commitments and contingencies

Equity:
Member's equity	1,479,175	1,062,717	182,696	(1,245,413)	1,479,175
Retained earnings	349,654	502,788	126,270	(629,058)	349,654
Accumulated other comprehensive loss	(24,770)	(8,236)	—	8,236	(24,770)
Total PBF Holding Company LLC equity	1,804,059	1,557,269	308,966	(1,866,235)	1,804,059
Noncontrolling interest	17,225	17,225	—	(17,225)	17,225
Total equity	1,821,284	1,574,494	308,966	(1,883,460)	1,821,284
Total liabilities and equity	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$78,302	$5,961	$29,756	$—	$114,019
Accounts receivable	577,813	4,498	27,449	—	609,760
Accounts receivable - affiliate	1,461	24,428	600	—	26,489
Affiliate notes receivable	—	11,600	—	—	11,600
Inventories	1,654,143	—	221,021	—	1,875,164
Prepaid expense and other current assets	30,759	27,443	168	—	58,370
Due from related parties	26,546,381	22,526,098	5,683,279	(54,755,758)	—
Total current assets	28,888,859	22,600,028	5,962,273	(54,755,758)	2,695,402

Property, plant and equipment, net	25,896	2,527,179	239,954	—	2,793,029
Investment in subsidiaries	7,524	431,662	—	(439,186)	—
Investment in equity method investee	—	—	174,047	—	174,047
Deferred charges and other assets, net	30,571	780,710	—	—	811,281
Total assets	$28,952,850	$26,339,579	$6,376,274	$(55,194,944)	$6,473,759

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$240,234	$185,231	$12,175	$—	$437,640
Accounts payable - affiliate	31,347	159	(97)	—	31,409
Accrued expenses	1,316,523	141,382	136,395	—	1,594,300
Deferred revenue	4,899	20	13	—	4,932
Due to related parties	23,277,244	25,761,022	5,717,492	(54,755,758)	—
Total current liabilities	24,870,247	26,087,814	5,865,978	(54,755,758)	2,068,281

Long-term debt	1,548,024	47,406	31,313	—	1,626,743
Deferred tax liabilities	—	—	50,822	—	50,822
Other long-term liabilities	29,772	189,189	4,145	—	223,106
Total liabilities	26,448,043	26,324,409	5,952,258	(54,755,758)	3,968,952

Commitments and contingencies

Equity:
Member’s equity	2,349,357	1,720,206	362,598	(2,082,804)	2,349,357
Retained earnings / (accumulated deficit)	167,868	(1,709,693)	61,418	1,648,275	167,868
Accumulated other comprehensive (loss) income	(25,311)	(8,236)	—	8,236	(25,311)
Total PBF Holding Company LLC equity	2,491,914	2,277	424,016	(426,293)	2,491,914
Noncontrolling interest	12,893	12,893	—	(12,893)	12,893
Total equity	2,504,807	15,170	424,016	(439,186)	2,504,807
Total liabilities and equity	$28,952,850	$26,339,579	$6,376,274	$(55,194,944)	$6,473,759
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$530,085	$56,717	$41,366	$(1,463)	$626,705
Accounts receivable	599,147	7,999	8,735	—	615,881
Accounts receivable - affiliate	2,432	4,504	695	—	7,631
Inventories	1,680,058	—	183,502	—	1,863,560
Prepaid expense and other current assets	27,443	12,933	160	—	40,536
Due from related parties	24,141,120	21,883,569	4,692,799	(50,717,488)	—
Total current assets	26,980,285	21,965,722	4,927,257	(50,718,951)	3,154,313

Property, plant and equipment, net	33,772	2,452,877	242,050	—	2,728,699
Investment in subsidiaries	705,034	440,377	—	(1,145,411)	—
Investment in equity method investee	—	—	179,882	—	179,882
Deferred charges and other assets, net	12,317	491,673	13	—	504,003
Total assets	$27,731,408	$25,350,649	$5,349,202	$(51,864,362)	$6,566,897

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$360,260	$157,277	$14,291	$(1,463)	$530,365
Accounts payable - affiliate	37,077	786	—	—	37,863
Accrued expenses	1,094,581	201,935	166,213	—	1,462,729
Deferred revenue	10,901	1,438	1	—	12,340
Due to related parties	22,027,065	24,031,520	4,658,903	(50,717,488)	—
Total current liabilities	23,529,884	24,392,956	4,839,408	(50,718,951)	2,043,297

Long-term debt	1,496,085	45,908	34,566	—	1,576,559
Affiliate notes payable	86,298	—	—	—	86,298
Deferred tax liabilities	—	—	45,699	—	45,699
Other long-term liabilities	30,208	192,204	3,699	—	226,111
Total liabilities	25,142,475	24,631,068	4,923,372	(50,718,951)	3,977,964

Commitments and contingencies

Equity:
Member’s equity	2,155,863	1,714,997	374,067	(2,089,064)	2,155,863
Retained earnings / (accumulated deficit)	446,519	(999,693)	51,763	947,930	446,519
Accumulated other comprehensive (loss) income	(25,962)	(8,236)	—	8,236	(25,962)
Total PBF Holding Company LLC equity	2,576,420	707,068	425,830	(1,132,898)	2,576,420
Noncontrolling interest	12,513	12,513	—	(12,513)	12,513
Total equity	2,588,933	719,581	425,830	(1,145,411)	2,588,933
Total liabilities and equity	$27,731,408	$25,350,649	$5,349,202	$(51,864,362)	$6,566,897

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$15,808,556	$800,647	$1,524,691	$(2,225,357)	$15,908,537

Costs, expenses and other
Cost of sales, excluding depreciation	13,813,293	649,242	1,527,910	(2,225,357)	13,765,088
Operating expenses, excluding depreciation	41	1,356,572	33,969	—	1,390,582
General and administrative expenses	123,150	27,602	(1,109)	—	149,643
Equity income in investee	—	—	(5,679)	—	(5,679)
Gain on sale of asset	2,392	150	8,832	—	11,374
Depreciation and amortization expense	5,836	194,701	9,303	—	209,840
Total costs, expenses and other	13,944,712	2,228,267	1,573,226	(2,225,357)	15,520,848

Income (loss) from operations	1,863,844	(1,427,620)	(48,535)	—	387,689

Other income (expense)
Equity in earnings of subsidiaries	(1,502,243)	(74,507)	—	1,576,750	—
Change in fair value of catalyst lease	—	1,422	—	—	1,422
Interest expense, net	(125,715)	(1,538)	(2,283)	—	(129,536)
Income (loss) before income taxes	235,886	(1,502,243)	(50,818)	1,576,750	259,575
Income tax expense	—	—	23,689	—	23,689
Net income (loss)	235,886	(1,502,243)	(74,507)	1,576,750	235,886
Less income attributable to noncontrolling interests	269	269	—	(269)	269
Net income (loss) attributable to PBF Holding Company LLC	$235,617	$(1,502,512)	$(74,507)	$1,577,019	$235,617

Comprehensive income (loss) attributable to PBF Holding Company LLC	$233,025	$(1,502,512)	$(74,507)	$1,577,019	$233,025

22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$13,085,122	$884,930	$1,633,818	$(2,479,941)	$13,123,929

Costs, expenses and other
Cost of sales, excluding depreciation	11,514,115	1,026,846	1,550,579	(2,479,941)	11,611,599
Operating expenses, excluding depreciation	(3,683)	891,534	1,517	—	889,368
General and administrative expenses	143,580	21,016	2,308	—	166,904
Gain on sale of asset	(249)	(105)	(650)	—	(1,004)
Depreciation and amortization expense	9,687	178,578	2,845	—	191,110
Total costs, expenses and other	11,663,450	2,117,869	1,556,599	(2,479,941)	12,857,977

Income (loss) from operations	1,421,672	(1,232,939)	77,219	—	265,952

Other income (expense)
Equity in earnings of subsidiaries	(1,154,420)	—	—	1,154,420	—
Change in fair value of catalyst lease	—	10,184	—	—	10,184
Interest expense, net	(79,310)	(5,876)	(3,008)	—	(88,194)
Income (loss) before income taxes	187,942	(1,228,631)	74,211	1,154,420	187,942
Income tax expense	—	—	648	—	648
Net income (loss)	187,942	(1,228,631)	73,563	1,154,420	187,294
Less income attributable to noncontrolling interests	274	274	—	(274)	274
Net income (loss) attributable to PBF Holding Company LLC	$187,668	$(1,228,905)	$73,563	$1,154,694	$187,020

Comprehensive income (loss) attributable to PBF Holding Company LLC	$189,774	$(1,228,905)	$73,563	$1,154,694	$189,126
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$19,847,045	$1,402,253	$1,007,407	$(2,428,550)	$19,828,155

Costs, expenses and other
Cost of sales, excluding depreciation	18,467,533	1,522,901	952,170	(2,428,550)	$18,514,054
Operating expenses, excluding depreciation	218	880,339	144	—	880,701
General and administrative expenses	123,692	16,259	199	—	140,150
Gain on sale of assets	(277)	—	(618)	—	(895)
Depreciation and amortization expense	13,583	164,525	888	—	178,996
Total costs, expenses and other	18,604,749	2,584,024	952,783	(2,428,550)	19,713,006

Income (loss) from operations	1,242,296	(1,181,771)	54,624	—	115,149

Other income (expense)
Equity in earnings of subsidiaries	(1,131,321)	—	—	1,131,321	—
Change in fair value of catalyst lease	—	3,969	—	—	3,969
Interest expense, net	(89,858)	(6,225)	(1,918)	—	(98,001)
Income (loss) before income taxes	21,117	(1,184,027)	52,706	1,131,321	21,117
Income tax expense	—	—	—	—	—
Net income (loss)	21,117	(1,184,027)	52,706	1,131,321	21,117
Less net income attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to PBF Holding Company LLC	$21,117	$(1,184,027)	$52,706	$1,131,321	$21,117

Comprehensive income (loss) attributable to PBF Holding Company LLC	$8,779	$(1,194,031)	$52,706	$1,141,325	$8,779
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Three Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$4,928,464	$134,566	$512,262	$(562,041)	$5,013,251

Cost and expenses:
Cost of products and other	4,703,574	32,288	489,012	(562,041)	4,662,833
Operating expenses (excluding depreciation)	(326)	389,889	9,007	—	398,570
General and administrative expenses	28,843	6,286	(209)	—	34,920
Equity (income) loss in investee	—	—	(3,820)	—	(3,820)
Loss on sale of assets	—	29	—	—	29
Depreciation and amortization expense	6,019	55,077	1,897	—	62,993
	4,738,110	483,569	495,887	(562,041)	5,155,525

Income (loss) from operations	190,354	(349,003)	16,375	—	(142,274)

Other income (expenses):
Equity in earnings (loss) of subsidiaries	(338,171)	1,442	—	336,729	—
Change in fair value of catalyst leases	—	1,104	—	—	1,104
Debt extinguishment costs	(25,451)	—	—	—	(25,451)
Interest expense, net	(32,108)	(480)	(269)	—	(32,857)
Income (loss) before income taxes	(205,376)	(346,937)	16,106	336,729	(199,478)
Income tax expense	—	—	5,898	—	5,898
Net income (loss)	(205,376)	(346,937)	10,208	336,729	(205,376)
Less: net income attributable to noncontrolling interests	267	267	—	(267)	267
Net income (loss) attributable to PBF Holding Company LLC	$(205,643)	$(347,204)	$10,208	$336,996	$(205,643)

Comprehensive income (loss) attributable to PBF Holding Company LLC	$(205,313)	$(347,204)	$10,208	$336,996	$(205,313)

14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Three Months Ended June 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$3,834,460	$95,163	$339,721	$(413,571)	$3,855,773

Cost and expenses:
Cost of products and other	3,300,539	39,483	358,297	(413,571)	3,284,748
Operating expenses (excluding depreciation)	(28)	268,608	2,959	—	271,539
General and administrative expenses	28,609	9,209	273	—	38,091
Loss on sale of assets	—	24	3,198	—	3,222
Depreciation and amortization expense	1,379	45,780	1,760	—	48,919
	3,330,499	363,104	366,487	(413,571)	3,646,519

Income (loss) from operations	503,961	(267,941)	(26,766)	—	209,254

Other income (expenses):
Equity in earnings (loss) of subsidiaries	(292,212)	—	—	292,212	—
Change in fair value of catalyst leases	—	(1,748)	—	—	(1,748)
Interest expense, net	(30,245)	(484)	(550)	—	(31,279)
Income (loss) before income taxes	181,504	(270,173)	(27,316)	292,212	176,227
Income tax benefit	—	—	(5,277)	—	(5,277)
Net income (loss)	181,504	(270,173)	(22,039)	292,212	181,504
Less: net income attributable to noncontrolling interests	90	90	—	(90)	90
Net income (loss) attributable to PBF Holding Company LLC	$181,414	$(270,263)	$(22,039)	$292,302	$181,414

Comprehensive income (loss) attributable to PBF Holding Company LLC	$181,829	$(270,263)	$(22,039)	$292,302	$181,829
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$9,654,243	$760,335	$1,042,167	$(1,693,296)	$9,763,449

Cost and expenses:
Cost of products and other	9,064,194	530,062	1,013,627	(1,693,296)	8,914,587
Operating expenses (excluding depreciation)	(331)	819,419	16,335	—	835,423
General and administrative expenses	62,538	13,451	(590)	—	75,399
Equity (income) loss in investee	—	—	(7,419)	—	(7,419)
Loss on sale of assets	—	912	—	—	912
Depreciation and amortization expense	7,781	107,124	3,778	—	118,683
	9,134,182	1,470,968	1,025,731	(1,693,296)	9,937,585

Income (loss) from operations	520,061	(710,633)	16,436	—	(174,136)

Other income (expenses):
Equity in earnings (loss) of subsidiaries	(703,300)	3,335	—	699,965	—
Change in fair value of catalyst leases	—	(1,484)	—	—	(1,484)
Debt extinguishment costs	(25,451)	—	—	—	(25,451)
Interest expense, net	(62,226)	(838)	(449)	—	(63,513)
Income (loss) before income taxes	(270,916)	(709,620)	15,987	699,965	(264,584)
Income tax expense	—	—	6,332	—	6,332
Net income (loss)	(270,916)	(709,620)	9,655	699,965	(270,916)
Less: net income attributable to noncontrolling interests	380	380	—	(380)	380
Net income (loss) attributable to PBF Holding Company LLC	$(271,296)	$(710,000)	$9,655	$700,345	$(271,296)

Comprehensive income (loss) attributable to PBF Holding Company LLC	$(270,645)	$(710,000)	$9,655	$700,345	$(270,645)

14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Six Months Ended June 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$6,630,376	$144,782	$660,441	$(779,641)	$6,655,958

Cost and expenses:
Cost of products and other	5,739,927	103,453	666,992	(779,641)	5,730,731
Operating expenses (excluding depreciation)	(400)	562,642	5,936	—	568,178
General and administrative expenses	57,306	16,060	(2,006)	—	71,360
Loss on sale of assets	—	24	3,198	—	3,222
Depreciation and amortization expense	3,076	96,522	3,614	—	103,212
	5,799,909	778,701	677,734	(779,641)	6,476,703

Income (loss) from operations	830,467	(633,919)	(17,293)	—	179,255

Other income (expenses):
Equity in earnings (loss) of subsidiaries	(684,805)	—	—	684,805	—
Change in fair value of catalyst leases	—	(4,633)	—	—	(4,633)
Interest expense, net	(62,586)	(842)	(1,122)	—	(64,550)
Income (loss) before income taxes	83,076	(639,394)	(18,415)	684,805	110,072
Income tax expense	—	—	26,996	—	26,996
Net income (loss)	83,076	(639,394)	(45,411)	684,805	83,076
Less: net income attributable to noncontrolling interests	393	393	—	(393)	393
Net income (loss) attributable to PBF Holding Company LLC	$82,683	$(639,787)	$(45,411)	$685,198	$82,683

Comprehensive income (loss) attributable to PBF Holding Company LLC	$83,720	$(639,787)	$(45,411)	$685,198	$83,720

Condensed Consolidating Statement of Cash Flow

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$235,886	$(1,502,243)	$(74,507)	$1,576,750	$235,886
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,874	194,722	9,337	—	218,933
Stock-based compensation	—	18,296	—	—	18,296
Change in fair value of catalyst lease obligation	—	(1,422)	—	—	(1,422)
Deferred income taxes	—	—	19,802	—	19,802
Non-cash change in inventory repurchase obligations	29,453	—	—	—	29,453
Non-cash lower of cost or market inventory adjustment	(521,348)	—	—	—	(521,348)
Pension and other post retirement benefit costs	7,139	30,848	—	—	37,987
Equity (income) loss in investee	—	—	(5,679)	—	(5,679)
Loss (gain) on sale of assets	2,392	150	8,832	—	11,374
Equity in earnings of subsidiaries	1,502,243	74,507	—	(1,576,750)	—
Changes in operating assets and liabilities
Accounts receivable	(168,338)	3,058	4,158	—	(161,122)
Due to/from affiliates	(2,031,933)	2,046,280	(4,626)	—	9,721
Inventories	217,629	—	18,973	—	236,602
Prepaid expenses and other current assets	(3,200)	(2,675)	92	—	(5,783)
Accounts payable	163,272	41,025	7,405	1,812	213,514
Accrued expenses	531,613	(353,591)	49,964	—	227,986
Deferred revenue	6,858	1,438	1	—	8,297
Other assets and liabilities	(5,833)	(16,238)	1,193	—	(20,878)
Net cash provided by (used in) operating activities	(19,293)	534,155	34,945	1,812	551,619

Cash flows from investing activities:
Acquisition of Torrance refinery and related logistics assets	(971,932)	—	—	—	(971,932)
Acquisition of Chalmette refinery, net of cash acquired	—	(2,659)	—	—	(2,659)
Expenditures for property, plant and equipment	(21,563)	(255,434)	(5,433)	—	(282,430)
Expenditures for refinery turnarounds costs	—	(198,664)	—	—	(198,664)
Expenditures for other assets	—	(42,506)	—	—	(42,506)
Return on investment in subsidiaries	12,800	—	—	(12,800)	—
Capital contributions to subsidiaries	(8,287)	—	—	8,287	—
Proceeds from sale of assets	4,802	—	19,890	—	24,692
Net cash (used in) provided by investing activities	(984,180)	(499,263)	14,457	(4,513)	(1,473,499)
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING CONSOLIDATING STATEMENT OF CASH FLOW (Continued)

Cash flows from financing activities:
Proceeds from parent's capital contributions	—	—	8,287	(8,287)	—
Contributions from PBF LLC	450,300	—	—	—	450,300
Distribution to parent	—	—	(12,800)	12,800	—
Distributions to members	(139,434)	—	—	—	(139,434)
Proceeds from affiliate notes payable	43,396	—	—	—	43,396
Repayments of affiliate notes payable	(53,524)	—	—	—	(53,524)
Proceeds from revolver borrowings	550,000	—	—	—	550,000
Repayments of revolver borrowings	(200,000)	—	—	—	(200,000)
Repayments of Rail Facility revolver borrowings	—	—	(67,491)		(67,491)
Proceeds from PBF Rail Term Loan	—	—	35,000	—	35,000
Additional catalyst lease	—	15,589	—	—	15,589
Net cash provided by financing activities	650,738	15,589	(37,004)	4,513	633,836

Net increase (decrease) in cash and cash equivalents	(352,735)	50,481	12,398	1,812	(288,044)
Cash and equivalents, beginning of period	882,820	6,236	28,968	(3,275)	914,749
Cash and equivalents, end of period	$530,085	$56,717	$41,366	$(1,463)	$626,705

22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONSOLIDATING STATEMENT OF CASH FLOW

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$187,942	$(1,228,631)	$73,563	$1,154,420	$187,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,063	178,601	3,719	—	199,383
Stock-based compensation	—	9,218	—	—	9,218
Change in fair value of catalyst lease obligation	—	(10,184)	—	—	(10,184)
Non-cash change in inventory repurchase obligations	—	63,389	—	—	63,389
Non-cash lower of cost or market inventory adjustment	279,785	147,441	—	—	427,226
Pension and other post retirement benefit cost	7,576	19,406	—	—	26,982
Gain on sale of assets	(249)	(105)	(650)	—	(1,004)
Equity in earnings of subsidiaries	1,154,420	—	—	(1,154,420)	—
Changes in operating assets and liabilities:
Accounts receivable	87,689	16,124	(6,177)	—	97,636
Due to/from affiliates	(1,018,176)	1,133,364	(103,084)	—	12,104
Inventories	(108,751)	(116,074)	(47,067)	—	(271,892)
Prepaid expense and other current assets	2,721	(2,999)	(353)	—	(631)
Accounts payable	(38,609)	15,710	(857)	(1,259)	(25,015)
Accrued expenses	27,925	8,172	(73,834)	—	(37,737)
Deferred revenue	2,816	—	—	—	2,816
Other assets and liabilities	(423)	(26,769)	10	—	(27,182)
Net cash provided by (used in) operating activities	601,729	206,663	(154,730)	(1,259)	652,403

Cash flows from investing activities:
Acquisition of Chalmette refinery, net of cash acquired	(601,311)	19,042	16,965	—	(565,304)
Expenditures for property, plant and equipment	(193,898)	(158,361)	(106)	—	(352,365)
Expenditures for refinery turnarounds costs	—	(53,576)	—	—	(53,576)
Expenditures for other assets	—	(8,236)	—	—	(8,236)
Investment in subsidiaries	10,000	—	—	(10,000)	—
Capital contributions to subsidiaries	(5,000)	—	—	5,000	—
Proceeds from sale of assets	60,902	—	107,368	—	168,270
Net cash (used in) provided by investing activities	(729,307)	(201,131)	124,227	(5,000)	(811,211)

Cash flows from financing activities:
Proceeds from member's capital contributions	345,000	—	5,000	(5,000)	345,000
Distribution to parent	—	—	(10,000)	10,000	—
Distributions to members	(350,658)	—	—	—	(350,658)
Proceeds from intercompany notes payable	347,783	—	—	—	347,783
Proceeds from revolver borrowings	170,000	—	—	—	170,000
Repayments of revolver borrowings	(170,000)	—	—	—	(170,000)
Proceeds from Rail Facility revolver borrowings	—	—	102,075	—	102,075
Repayments of Rail Facility revolver borrowings		—	(71,938)	—	(71,938)
Proceeds from Senior Secured Notes	500,000	—	—	—	500,000
Deferred financing costs and other	(17,108)	—	—	—	(17,108)
Net cash provided by financing activities	825,017	—	25,137	5,000	855,154

Net increase (decrease) in cash and cash equivalents	697,439	5,532	(5,366)	(1,259)	696,346
Cash and equivalents, beginning of period	185,381	704	34,334	(2,016)	218,403
Cash and equivalents, end of period	$882,820	$6,236	$28,968	$(3,275)	$914,749
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONSOLIDATING STATEMENT OF CASH FLOW

	Year Ended December 31, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$21,117	$(1,184,027)	$52,706	$1,131,321	$21,117
Adjustments to reconcile net income to net cash
provided by operating activities:
Depreciation and amortization	20,334	164,550	1,528	—	186,412
Stock-based compensation	—	6,095	—	—	6,095
Change in fair value of catalyst lease obligation	—	(3,969)	—	—	(3,969)
Non-cash change in inventory repurchase obligations	—	(93,246)	—	—	(93,246)
Non-cash lower of cost or market inventory adjustment	566,412	123,698	—	—	690,110
Pension and other post retirement benefit costs	6,426	16,174	—	—	22,600
Gain on sale of assets	(277)	—	(618)	—	(895)
Equity in earnings of subsidiaries	1,131,321	—	—	(1,131,321)	—
Changes in operating assets and liabilities:
Accounts receivable	69,887	(17,976)	(6,533)	—	45,378
Due to/from affiliates	(1,227,851)	1,328,439	(92,181)	—	8,407
Inventories	(259,352)	20,711	(155,390)	—	(394,031)
Prepaid expense and other current assets	22,287	1,399	—	—	23,686
Accounts payable	(71,821)	(1,697)	8,423	(2,016)	(67,111)
Accrued expenses	(131,903)	471	191,331	—	59,899
Deferred revenue	(6,539)	—	—	—	(6,539)
Other assets and liabilities	(1,966)	(258)	(1)	—	(2,225)
Net cash provided by (used in) operating activities	138,075	360,364	(735)	(2,016)	495,688

Cash flows from investing activities:
Expenditures for property, plant and equipment	(152,814)	(205,508)	(112,138)	—	(470,460)
Expenditures for deferred turnarounds costs	—	(137,688)	—	—	(137,688)
Expenditures for other assets	—	(17,255)	—	—	(17,255)
Capital contributions to subsidiaries	(44,346)	—	—	44,346	—
Proceeds from sale of assets	133,845	—	68,809	—	202,654
Net cash (used in) provided by investing activities	(63,315)	(360,451)	(43,329)	44,346	(422,749)

Cash flows from financing activities:
Contributions from PBF LLC	328,664	—	44,346	(44,346)	328,664
Distributions to members	(361,352)	—	—	—	(361,352)
Proceeds from affiliate notes payable	90,631	—	—	—	90,631
Proceeds from revolver borrowings	395,000	—	—	—	395,000
Repayments of revolver borrowings	(410,000)	—	—	—	(410,000)
Proceeds from Rail Facility revolver borrowings	—	—	83,095	—	83,095
Repayment of Rail Facility revolver borrowings	—	—	(45,825)	—	(45,825)
Deferred financing costs and other	(8,501)	—	(3,218)	—	(11,719)
Net cash provided by (used in) financing activities	34,442	—	78,398	(44,346)	68,494

Net increase (decrease) in cash and cash equivalents	109,202	(87)	34,334	(2,016)	141,433
Cash and equivalents, beginning of period	76,179	791	—	—	76,970
Cash and equivalents, end of period	$185,381	$704	$34,334	$(2,016)	$218,403
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(270,916)	$(709,620)	$9,655	$699,965	$(270,916)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operations:
Depreciation and amortization	11,596	107,430	3,823	—	122,849
Stock-based compensation	—	10,134	—	—	10,134
Change in fair value of catalyst leases	—	1,484	—	—	1,484
Deferred income taxes	—	—	5,123	—	5,123
Non-cash lower of cost or market inventory adjustment	167,134	—	—	—	167,134
Non-cash change in inventory repurchase obligations	(3,107)	—	—	—	(3,107)
Debt extinguishment costs	25,451	—	—	—	25,451
Pension and other post-retirement benefit costs	3,304	17,817	—	—	21,121
(Income) from equity method investee	—	—	(7,419)	—	(7,419)
Distributions from equity method investee	—	—	12,254	—	12,254
Loss on sale of assets	—	912	—	—	912
Equity in earnings (loss) of subsidiaries	703,300	(3,335)	—	(699,965)	—
Changes in operating assets and liabilities:
Accounts receivable	21,334	3,501	(18,714)	—	6,121
Due to/from affiliates	(1,111,279)	1,029,667	68,107	—	(13,505)
Inventories	(141,219)	—	(37,519)	—	(178,738)
Prepaid expense and other current assets	(3,314)	(14,716)	(8)	—	(18,038)
Accounts payable	(120,026)	(24,140)	(2,116)	1,463	(144,819)
Accrued expenses	178,794	(42,903)	(29,818)	—	106,073
Deferred revenue	(6,002)	(1,418)	12	—	(7,408)
Other assets and liabilities	(15,218)	(13,881)	(11,426)	—	(40,525)
Net cash (used in) provided by operations	(560,168)	360,932	(8,046)	1,463	(205,819)

Cash flows from investing activities:
Expenditures for property, plant and equipment	(287)	(179,019)	(269)	—	(179,575)
Expenditures for deferred turnaround costs	—	(214,375)	—	—	(214,375)
Expenditures for other assets	—	(23,747)	—	—	(23,747)
Net cash used in investing activities	(287)	(417,141)	(269)	—	(417,697)

Cash flows from financing activities:
Contributions from PBF LLC	97,000	—	—	—	97,000
Distribution to members	(5,252)	—	—	—	(5,252)
Proceeds from 2025 7.25% Senior Notes	725,000	—	—	—	725,000
Cash paid to extinguish 2020 8.25% Senior Secured Notes	(690,209)	—	—	—	(690,209)
Repayments of PBF Rail Term Loan	—	—	(3,295)	—	(3,295)
Proceeds from revolver borrowings	290,000	—	—	—	290,000
Repayments of revolver borrowings	(290,000)	—	—	—	(290,000)
Due to/from affiliates	(5,453)	5,453	—	—	—
Deferred financing costs and other	(12,414)	—	—	—	(12,414)
Net cash provided by (used in) financing activities	108,672	5,453	(3,295)	—	110,830

Net (decrease) increase in cash and cash equivalents	(451,783)	(50,756)	(11,610)	1,463	(512,686)
Cash and cash equivalents, beginning of period	530,085	56,717	41,366	(1,463)	626,705
Cash and cash equivalents, end of period	$78,302	$5,961	$29,756	$—	$114,019
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Six Months Ended June 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$83,076	$(639,394)	$(45,411)	$684,805	$83,076
Adjustments to reconcile net income (loss) to net cash (used in) provided by operations:
Depreciation and amortization	7,405	96,645	3,895	—	107,945
Stock-based compensation	—	9,999	—	—	9,999
Change in fair value of catalyst leases	—	4,633	—	—	4,633
Deferred income taxes	—	—	27,060	—	27,060
Non-cash lower of cost or market inventory adjustment	(200,063)	(16,780)	—	—	(216,843)
Non-cash change in inventory repurchase obligations	—	26,172	—	—	26,172
Pension and other post-retirement benefit costs	3,464	11,891	—	—	15,355
Loss on sale of assets	—	24	3,198	—	3,222
Equity in earnings of subsidiaries	684,805	—	—	(684,805)	—
Changes in operating assets and liabilities:
Accounts receivable	(190,245)	6,084	(6,484)	—	(190,645)
Due to/from affiliates	(838,988)	798,315	38,216	—	(2,457)
Inventories	91,094	(11,455)	2,940	—	82,579
Prepaid expense and other current assets	(4,255)	(12,365)	198	—	(16,422)
Accounts payable	80,299	(24,617)	1,030	1,930	58,642
Accrued expenses	175,598	(2,269)	(9,082)	—	164,247
Deferred revenue	3,767	—	—	—	3,767
Other assets and liabilities	(10,304)	(3,305)	1,087	—	(12,522)
Net cash (used in) provided by operations	(114,347)	243,578	16,647	1,930	147,808

Cash flows from investing activities:
Expenditures for property, plant and equipment	(11,765)	(98,259)	(11)	—	(110,035)
Expenditures for deferred turnaround costs	—	(106,649)	—	—	(106,649)
Expenditures for other assets	—	(21,325)	—	—	(21,325)
Investment in subsidiaries	12,800	—	—	(12,800)	—
Chalmette Acquisition working capital settlement	—	(2,659)	—	—	(2,659)
Proceeds from sale of assets	—	—	6,860	—	6,860
Net cash provided by (used in) investing activities	1,035	(228,892)	6,849	(12,800)	(233,808)

Cash flows from financing activities:
Distributions to Parent	—	—	(12,800)	12,800	—
Distributions to members	(61,667)	—	—	—	(61,667)
Proceeds from affiliate notes payable	635	—	—	—	635
Repayment of affiliate notes payable	(517)	—	—	—	(517)
Repayment of Rail Facility revolver borrowings	—	—	(6,970)	—	(6,970)
Proceeds from revolver borrowings	550,000	—	—	—	550,000
Net cash provided by (used in) financing activities	488,451	—	(19,770)	12,800	481,481

Net increase in cash and cash equivalents	375,139	14,686	3,726	1,930	395,481
Cash and cash equivalents, beginning of period	882,820	6,236	28,968	(3,275)	914,749
Cash and cash equivalents, end of period	$1,257,959	$20,922	$32,694	$(1,345)	$1,310,230